Grants and other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
Grants and other liabilities as of December 31, 2020 and December 31, 2019 are as follows:

	Balance as of December 31,
	2020	2019
Grants	1,028,765	1,087,553
Other liabilities	201,002	571,314
Grant and other non-current liabilities	1,229,767	1,658,867